Form 13F Cover Page


Filing for Quarter-Ending:    September 30, 2004

Check here if Amendment:      ( )
Amendment Number:
This Amendment:               ( ) is a reinstatement
                              ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                         Croft-Leominster, Inc.
Address:                      300 Water Street, 4th floor
                              Baltimore, MD  21202

Form 13-F File Number:        28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                         Carla Prescimone
Title:                        Assistant Vice President
Phone:                        410-576-0100

Signature, Place, and Date of Signing:

                              Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                     City, State                          Date


Report Type (Check only one):

(X) 13F Holdings Report       Check here if all holdings of this reporting
                              manager are reported in this report.

( ) 13F Notice                Check here if no holdings reported are in this
                              report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report    Check here if a portion of the holdings for this
                              reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                      none

Form 13F Information Table Entry Total:                 126

Form 13F Information Table Value Total:               $267.86
                                                     (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:            SOLE
ITEM 7: Voting Authority:                 NONE

        SECURITY NAME                TITLE OF CLASS           CUSIP         MARKET VALUE        QUANITY
------------------------------       --------------         ---------       ------------      ----------
AGCO Corporation                           COM              001084102        $   5.9944          265,005
Abbott Laboratories                        COM              002824100        $   1.7573           41,485
Aberden Asia-Pacific Prime Inc             COM              003009107        $   0.0825           13,400
Abitibi-Consolidated Inc                   COM              003924107        $   0.1069           16,947
Aetna Inc                                  COM              00817Y108        $   1.6134           16,145
Allegheny Energy Inc.                      COM              017361106        $   2.1089          132,135
Alliance World Dollar Gvt II               COM              01879R106        $   0.2610           21,500
Ameren Corporation                         COM              023608102        $   0.8665           18,776
Amgen Inc.                                 COM              031162100        $   0.8340           14,680
Asia Tigers Fund Inc                       COM              04516T105        $   0.1913           19,125
Bank of America Corp                       COM              060505104        $   4.6476          107,260
Beckman Coulter, Inc.                      COM              075811109        $   0.3942            7,025
Berkshire Hathaway - CL A                  CL A             084670108        $   1.2998               15
Berkshire Hathaway - CL B                  CL B             084670207        $   7.2234            2,516
Biomet Inc                                 COM              090613100        $   1.1886           25,355
Boise Cascade Corp                         COM              097383103        $   4.2806          128,625
Bristol-Myers Squibb Co                    COM              110122108        $   0.4229           17,865
Cablevision Systems -NY Grp A            CL A NY            12686C109        $   4.1345          203,871
Capital One Financial Corp                 COM              14040H105        $   1.1523           15,593
Cendant Corp                               COM              151313103        $   5.2048          240,962
CenterPoint Energy Inc.                    COM              15189T107        $   1.8826          181,715
CenturyTel, Inc.                           COM              156700106        $   0.8981           26,230
Citigroup, Inc.                            COM              172967101        $   7.9439          180,051
Citizens Communications Compan             COM              17453B101        $   0.2678           20,000
Commonwealth Industries, Inc.              COM              203004106        $   0.4390           47,000
ConAgra Foods, Inc.                        COM              205887102        $   0.6648           25,859
Constellation Energy Group                 COM              210371100        $   0.2147            5,390
Covance Inc.                               COM              222816100        $   0.7235           18,100
Danielson Holding Corp                     COM              236274106        $   0.0914           15,000
Dillard's, Inc.                            CL A             254067101        $   1.6046           81,288
Dominion Resources Inc VA                  COM              25746U109        $   0.6832           10,470
Dover Corp                                 COM              260003108        $   0.6509           16,745
Duke Energy Corp                           COM              264399106        $   0.8584           37,500
Eaton Corp                                 COM              278058102        $   3.8604           60,880
Edwards Lifesciences Corporati             COM              28716E108        $   1.8278           54,560
Enerplus Resources Fund               UNIT TR G NEW         29274D604        $   0.2959            9,100
ESCO Technologies Inc.                     COM              296315104        $   1.1384           16,800
Exxon Mobil Corp                           COM              30231g102        $   0.2940            6,083
FMC Corp                                 COM NEW            302491303        $   3.5338           72,756
Fairmont Hotels & Resorts                  COM              305204109        $   0.3609           13,211
Fidelity National Financial, I             COM              316326107        $   0.4235           11,115
First Aviation Services, Inc.              COM              31865W108        $   0.0477           10,792
Fluor Corp                                 COM              343412102        $   5.9947          134,651
Franklin Resources Inc                     COM              354613101        $   2.1906           39,287
Fremont General Corp.                      COM              357288109        $   1.3052           56,380

General Electric Co                        COM              369604103        $   4.6547          138,616
Genworth Financial Inc.                    COM              37247D106        $   0.3495           15,000
Goldman Sachs Group Inc                    COM              38141g104        $   0.6648            7,130
Gulfterra Energy Partners LP               COM              40274U108        $   0.3963            9,440
HCA Inc.                                   COM              404119109        $   1.4748           38,658
Hartford Financial Services Gr             COM              416515104        $   0.9953           16,071
Health Net, Inc.                           COM              42222G108        $   1.4338           58,000
Hilton Hotels Corp                         COM              432848109        $   0.3013           15,990
Honeywell Intl Inc                         COM              438516106        $   7.1602          199,670
Illumnina, Inc.                            COM              452327109        $   0.0733           12,400
Inco Ltd                                   COM              453258402        $   1.7496           44,803
Ingersoll-Rand                             COM              456866102        $   2.4117           35,482
Insured Municipal Income Fund              COM              45809F104        $   0.2169           16,100
Int'l Business Machines Corp.              COM              459200101        $   0.5468            6,377
Invitrogen Corporation                     COM              46185R100        $   1.2438           22,618
Johnson & Johnson                          COM              478160104        $   1.3933           24,735
Kansas City Southern                     COM NEW            485170302        $   0.4894           32,259
Laureate Education, Inc.                   COM              518613104        $   0.2010            5,400
Liberty Media Corp                      COM SER A           530718105        $  10.9630        1,257,221
Liberty Media Int'l, Inc.                  COM              530719103        $   1.9243           57,678
Lincoln National Corp                      COM              534187109        $   3.0380           64,639
Lloyds TSB Group plc                  SPONSORED ADR         539439109        $   0.9586           30,450
Lowe's Companies                           COM              548661107        $   6.9975          128,749
MEMC Electronic Materials, Inc             COM              552715104        $   1.4851          175,125
Markel Corporation                         COM              570535104        $   1.0738            3,482
Marsh & McLennan Cos                       COM              571748102        $   4.2276           92,387
Masco Corp.                                COM              574599106        $   2.9897           86,584
Massey Energy Company                      COM              576206106        $   0.2879            9,950
McDonald's Corp.                           COM              580135101        $   2.2123           78,925
Merck & Co                                 COM              589331107        $   0.7031           21,307
Meristar Hospitality                       COM              58984Y103        $   2.0639          378,690
Microsoft Corp.                            COM              594918104        $   2.8643          103,590
Mills Corp                                 COM              601148109        $   2.8044           54,065
Morg Stan Asia-Pacific FD NR               COM              61744U106        $   0.1469           13,035
Morgan Stanley Inc. Opportunit        MUN INCOME III        61745P437        $   0.1885           22,100
MuniVest Fund, Inc                         COM              626295109        $   0.1093           11,800
Nexen Inc.                                 COM              65334H102        $   4.9407          118,228
Nobel Learning Communities, In             COM              654889104        $   0.0805           11,500
Nuveen Dividend Adv Muni Fund         COM SH BEN INT        67070F100        $   0.1993           13,200
PG&E Corp                                  COM              69331C108        $   0.9161           30,135
Packaging Corp of America                  COM              695156109        $   0.3524           14,400
Pactiv Corp                                COM              695257105        $   0.4748           20,420
Pfizer Inc                                 COM              717081103        $   5.3209          173,886
Pharmaceutical Product Develop             COM              717124101        $   3.2923           91,452
PolyOne Corp                               COM              73179P106        $   2.5677          341,455
Premcor Inc.                               COM              74045q104        $   2.5145           65,312
T.Rowe Price Group Inc.                    COM              74144T108        $   2.1173           41,565
Procter & Gamble                           COM              742718109        $   1.3376           24,716
Prudential Financial Inc.                  COM              744320102        $   8.7125          185,215
Pulitzer Co. Inc.                          COM              745769109        $   0.3580            7,246
Putnam Municipal Bond Fund              SH BEN INT          74683V100        $   0.2143           16,965
Quanta Services, Inc                       COM              74762E102        $   1.5678          259,140

St. Paul Travelers Cos. Inc.               COM              792860108        $   4.8111          145,527
Salomon Bros Worldwide Income              COM              79548T109        $   0.3083           19,400
Sears Roebuck & Co                         COM              812387108        $   3.1803           79,807
Sempra Energy                              COM              816851109        $   0.5439           15,030
Shaw Group Inc.                            COM              820280105        $   0.4175           34,788
Smurfit-Stone Container Corp               COM              832727101        $   4.3955          226,923
Templeton Emerging Mkts Inc Fd             COM              880192109        $   0.2724           21,115
Tenet Healthcare Corporation               COM              88033G100        $   0.3620           33,545
Terex Corporation                          COM              880779103        $   7.0387          162,181
Textron Inc                                COM              883203101        $   2.3876           37,150
Thermo Electron Corp                       COM              883556102        $   1.0247           37,925
3M Co.                                     COM              88579Y101        $   0.2695            3,370
Time Warner                                COM              887317105        $   7.9615          493,275
Toys 'R' Us, Inc.                          COM              892335100        $   1.7764          100,138
Tribune Co                                 COM              896047107        $   1.1445           27,812
Tyco International Ltd                     COM              902124106        $  15.8344          516,452
United Parcel Svc Inc. CL B                COM              911312106        $   3.5603           46,895
UnitedGlobalCom, Inc. Cl A                 CL A             913247508        $   0.1034           13,844
Van Kampen Merr Value Mun Tr               COM              921132106        $   0.2005           13,740
Varian Inc.                                COM              922206107        $   0.6322           16,695
Varian Medical Systems, Inc.               COM              92220P105        $   0.6323           18,290
Viacom Inc. - Cl B                         CL B             925524308        $   5.0136          149,391
Washington Mutual, Inc.                    COM              939322103        $   0.7242           18,531
Wells Fargo & Co.                          COM              949746101        $   0.3599            6,035
Williams Cos Inc.                          COM              969457100        $   5.5017          454,685
Wyeth                                      COM              983024100        $   2.7519           73,581
Ace Ltd                                    ORD              G0070K103        $   6.6486          165,965
PartnerRe Ltd                              COM              G6852T105        $   2.1356           39,049
Flextronics International Inc              ORD              Y2573F102        $   0.1492           11,259

                                                                             $ 267.8629       10,145,007